Annual Fund Operating Expenses - Rayliant-ChinaAMC Transformative China Tech ETF - Rayliant-ChinaAMC Transformative China Tech ETF Shares	Sep. 22, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.